Annual Operating Expenses - FidelitySeriesGovernmentMoneyMarketFund-PRO - FidelitySeriesGovernmentMoneyMarketFund-PRO - Fidelity Series Government Money Market Fund - Fidelity Series Government Money Market Fund
Oct. 30, 2024
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none